CONDENSED STATEMENT OF STOCKHOLDERS (DEFICIT) EQUITY (USD $)	3 Months Ended	12 Months Ended						17 Months Ended	89 Months Ended	92 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2012	Mar. 31, 2013
Stock based compensation for services	$ 464,027	$ 722,811	$ 707,284	$ 249,286	$ 647,448	$ 1,131,218	$ 88,300	$ 9,700
Issuance of common shares pursuant to placement agent agreement		43,500
Convertible preferred units issued in private placement, net of issuance costs of $1,299,770				13,509,510
Note discount arising from note conversion						475,391
Warrants issued in connection with convertible preferred units issued in private placement and in connection with note conversion				(3,340,421)		(348,000)
Reverse merger transaction - elimination of accumulated deficit						(120,648)
Reverse merger transaction -previously issued Laurier common stock						120,648
Warrants issues to placement agents in connection with private placement and for services				464,720		480,400
Stock issued in conversion of convertible securities			0
Issuance of stock dividend in connection with conversion of preferred stock	297,143		0
Grant of restricted shares			115,168
Stock option exercise (in shares)	0
Stock option exercise			6,480		2,600
Net loss	(933,888)	(14,387,782)	(7,909,113)	(4,023,026)	(6,936,705)	(12,913,566)	(3,359,697)	(370,893)	(49,900,782)	(50,834,670)
Ending Balance	(12,438,550)	(12,265,832)	1,355,639	8,435,820	1,575,751	7,862,408	(3,627,590)	356,193	(12,265,832)	(12,438,550)
Founders
Issuance of common shares								5,000
Private Placement
Issuance of common shares						17,690,037
Notes Payable
Stock issued in conversion of convertible securities						4,278,518
PREFERRED
Stock based compensation for services	0	0	0	0	0	0	0	0
Issuance of common shares pursuant to placement agent agreement (in shares)		0
Issuance of common shares pursuant to placement agent agreement		0
Convertible preferred units issued in private placement, net of issuance costs of $1,299,770 (in shares)				15,274,000
Convertible preferred units issued in private placement, net of issuance costs of $1,299,770				1,527		0
Note discount arising from note conversion						0
Warrants issued in connection with convertible preferred units issued in private placement and in connection with note conversion				0		0
Reverse merger transaction -previously issued Laurier common stock						0
Warrants issues to placement agents in connection with private placement and for services				0
Issuance of stock dividend in connection with conversion of preferred stock (in shares)			0
Issuance of stock dividend in connection with conversion of preferred stock	0		0
Grant of restricted shares			0
Stock option exercise			0		0
Net loss	0	0	0	0			0	0
Ending Balance (in shares)	0	0	0	15,274,000	0	0	0	0	0	0
Ending Balance	0	0	0	1,527	0	0	0	0	0	0
COMMON STOCK
Stock based compensation for services	0	0	0	0	0	0	0	0
Issuance of common shares pursuant to placement agent agreement (in shares)		60,000
Issuance of common shares pursuant to placement agent agreement		6
Convertible preferred units issued in private placement, net of issuance costs of $1,299,770						0
Note discount arising from note conversion						0
Warrants issued in connection with convertible preferred units issued in private placement and in connection with note conversion				0		0
Reverse merger transaction - elimination of accumulated deficit						0
Reverse merger transaction -previously issued Laurier common stock (in shares)						1,100,200
Reverse merger transaction -previously issued Laurier common stock						110
Warrants issues to placement agents in connection with private placement and for services				0
Issuance of stock dividend in connection with conversion of preferred stock (in shares)	990,477		319,074
Issuance of stock dividend in connection with conversion of preferred stock	99		32
Grant of restricted shares (in shares)			250,000
Grant of restricted shares			0
Stock option exercise (in shares)			49,844		20,000
Stock option exercise			5		2
Net loss	0	0	0	0			0	0
Ending Balance (in shares)	37,355,419	36,364,942	36,304,942	20,412,024	20,412,024	20,392,024	9,968,797	9,968,797	36,364,942	37,355,419
Ending Balance	3,710	3,611	3,605	2,041	2,041	2,039	997	997	3,611	3,710
COMMON STOCK | Founders
Issuance of common shares (in shares)								9,968,797
Issuance of common shares								997
COMMON STOCK | Private Placement
Convertible preferred units issued in private placement, net of issuance costs of $1,299,770 (in shares)				0
Convertible preferred units issued in private placement, net of issuance costs of $1,299,770				0
Issuance of common shares (in shares)						7,360,689
Issuance of common shares						736
COMMON STOCK | Notes Payable
Stock issued in conversion of convertible securities (in shares)						1,962,338
Stock issued in conversion of convertible securities						196
COMMON STOCK | PREFERRED
Stock issued in conversion of convertible securities (in shares)			15,274,000
Stock issued in conversion of convertible securities			1,527
Additional paid-in capital
Stock based compensation for services	464,027	722,811	707,284	249,286	647,448	1,131,218	88,300	9,700
Issuance of common shares pursuant to placement agent agreement		43,494
Warrants issued for services						480,400
Note discount arising from note conversion						475,391
Note discount arising from note conversion feature						475,391
Warrants issued in connection with convertible preferred units issued in private placement and in connection with note conversion				(3,340,421)		348,000
Reverse merger transaction - elimination of accumulated deficit						(120,648)
Reverse merger transaction -previously issued Laurier common stock						120,538
Warrants issues to placement agents in connection with private placement and for services				464,720
Stock issued in conversion of convertible securities			0
Issuance of stock dividend in connection with conversion of preferred stock	297,044		(32)
Grant of restricted shares			115,168
Stock option exercise			6,475		2,598
Net loss	0	0	0	0			0	0
Ending Balance	38,392,410	37,631,339	36,865,034	36,036,139	25,154,571	24,504,525	102,003	13,703	37,631,339	38,392,410
Additional paid-in capital | Founders
Issuance of common shares								4,003
Additional paid-in capital | Private Placement
Convertible preferred units issued in private placement, net of issuance costs of $1,299,770				13,507,983
Issuance of common shares						17,689,301
Additional paid-in capital | Notes Payable
Stock issued in conversion of convertible securities						4,278,322
Deficit accumulated during the development stage
Stock based compensation for services	0	0	0	0	0	0	0	0
Issuance of common shares pursuant to placement agent agreement		0
Convertible preferred units issued in private placement, net of issuance costs of $1,299,770						0
Note discount arising from note conversion						0
Warrants issued in connection with convertible preferred units issued in private placement and in connection with note conversion				0		0
Reverse merger transaction - elimination of accumulated deficit						0
Reverse merger transaction -previously issued Laurier common stock						0
Warrants issues to placement agents in connection with private placement and for services				0
Stock issued in conversion of convertible securities			0
Issuance of stock dividend in connection with conversion of preferred stock	0		0
Grant of restricted shares			0
Stock option exercise			0		0
Net loss	(933,888)	(14,387,782)	(7,909,113)	(4,023,026)	(6,936,705)	(12,913,566)	(3,359,697)	(370,893)
Ending Balance	(50,834,670)	(49,900,782)	(35,513,000)	(27,603,887)	(23,580,861)	(16,644,156)	(3,730,590)	(370,893)	(49,900,782)	(50,834,670)
Deficit accumulated during the development stage | Founders
Issuance of common shares								0
Deficit accumulated during the development stage | Private Placement
Convertible preferred units issued in private placement, net of issuance costs of $1,299,770				0
Issuance of common shares						0
Deficit accumulated during the development stage | Notes Payable
Issuance of common shares						0
Preferred Stock | PREFERRED
Stock issued in conversion of convertible securities (in shares)			(15,274,000)
Stock issued in conversion of convertible securities			(1,527)
Issuance of common shares (in shares)			0
Issuance of common shares			$ 0